SUBSEQUENT EVENTS (Details Textual) ¥ in Thousands	1 Months Ended
	Jan. 29, 2018 USD ($) shares	Sep. 30, 2017 CNY (¥)	Sep. 30, 2016 CNY (¥)
Interest Payable, Current | ¥		¥ 390	¥ 0
Subsequent Event [Member]
Long-term Debt, Gross	$ 1,517,000
Debt Instrument, Overdue Principal Amount	874,000
Interest Payable, Current	294,000
Debt Instrument, Penalty Amount	350,000
Subsequent Event [Member] | Loan Note [Member]
Debt Conversion, Converted Instrument, Amount	$ 887,000
Debt Conversion, Converted Instrument, Shares Issued | shares	1,086,929